Bank Loans and Notes Payables - Additional Information (Detail) - MXN ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	9.09%		8.63%
Long-term debt	$ 75,924	$ 80,423
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,400
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,471
Argentina, Pesos
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,471